Income taxes - Expiration of Loss Carry-forwards (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 773,181
2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,143
2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,797
2028 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	764,241
Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	646,157
Canada | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,263
Canada | 2028 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	641,894
Italy
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,480
Italy | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2028 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,480
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	85,612
United States | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2028 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	85,612
Sweden
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,129
Sweden | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2028 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,129
China
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,135
China | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,143
China | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
China | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,287
China | 2028 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,705
India
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,203
India | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
India | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
India | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
India | 2028 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,203
Australia and Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,465
Australia and Other | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Australia and Other | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Australia and Other | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	247
Australia and Other | 2028 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 6,218